Cash and cash equivalents - Schedule of cash and cash equivalents (Details) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Subclassifications of assets, liabilities and equities [abstract]
Cash	$ 16,414	$ 16,683
Triparty repos and term bank deposits	14,453	9,788
Other cash equivalents	8,337	6,559
Total cash and cash equivalents	$ 39,204	$ 33,030	$ 29,195	$ 30,681